Share-based Compensation - Schedule of Stock Option Shares Activities (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	131,641,800	112,570,000	66,860,000
Options, Granted	12,039,050	26,610,000	49,170,000
Options, Forfeited	(3,722,285)	(7,538,200)	(3,460,000)
Options,Expired	(300,000)
Options,Exercised	(44,005,360)
Options Outstanding, Ending Balance	95,653,205	131,641,800	112,570,000	66,860,000
Options Outstanding, Vested and expected to vest	94,736,802
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.1108	$ 0.0650	$ 0.0201
Options Outstanding, Exercisable	42,887,580
Granted, Weighted Average Exercise Price	$ 0.8942	0.3020	0.1260
Forfeited, Weighted Average Exercise Price	0.1930	0.0967	0.0464
Expired, Weighted Average Exercise Price	0.0040
Exercised, Weighted Average Exercise Price	0.0543
Outstanding, Weighted Average Exercise Price, Ending balance	0.2214	$ 0.1108	$ 0.0650	$ 0.0201
Vested and expected to vest, Weighted Average Exercise Price	0.2213
Exercisable, Weighted Average Exercise Price	$ 0.0919
Outstanding, Weighted Average Remaining Contractual Life	2 years 2 months 1 day	2 years 8 months 8 days	3 years 4 months 13 days	3 years 7 months 28 days
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Exercisable, Weighted Average Remaining Contractual Life	1 year 5 months 26 days
Outstanding, Aggregate Intrinsic Value	$ 47,689	$ 172,618	$ 22,688	$ 6,766
Vested and expected to vest, Aggregate Intrinsic Value	47,245
Exercisable, Aggregate Intrinsic Value	$ 26,938